Offerings - Offering: 1	May 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	170.07
Maximum Aggregate Offering Price	$ 1,020,420,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 156,226.3
Offering Note

(1)

This Registration Statement also registers additional securities to be offered or issued upon adjustment or changes made to the registered securities by reason of any stock splits, stock dividends or similar transactions as permitted by Rule 416(a) and Rule 416(b) under the Securities Act of 1933, as amended (the “Securities Act”).

(2)

Consists of an aggregate of 6,000,000 shares of common stock, par value $0.10 per share, of Old Dominion Freight Line, Inc. (the “Common Stock”) available for issuance under the Old Dominion Freight Line, Inc. 2025 Stock Incentive Plan.

(3)

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on May 15, 2025.